Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions			12 Months Ended
	Jun. 11, 2018 USD ($)	Feb. 27, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Feb. 28, 2014
Provisions and other non-current liabilities [Line Items]
Cumulative development costs incurred			€ 6,600
Commitments related to R and D relating to projects in research phase			6,700		€ 6,800
Commitments related to research and development payments contingent upon attainment of sales targets			10,600		9,900
Commitments related to collaboration, discovery, development and commercialization agreements			3,200		2,400
Total credit facilities			€ 8,000		8,000	€ 8,010
Translate Bio | Vaccines
Provisions and other non-current liabilities [Line Items]
Transaction value | $	$ 805
World Health Organization
Provisions and other non-current liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer							7.50%
Percentage of pandemic vaccines agreed to reserve							7.50%
Joint ventures
Provisions and other non-current liabilities [Line Items]
Percentage of future development expense funded by other party			5000.00%
Celgene Corporation | Major business combination | Impact Biomedicines
Provisions and other non-current liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements			€ 500		€ 600
Dice Molecules
Provisions and other non-current liabilities [Line Items]
Collaboration period				5 years
Lonza | Joint ventures
Provisions and other non-current liabilities [Line Items]
Percentage shared by partners in construction of facility financing		50.00%
Investments in joint ventures		€ 300
Percentage of future development expense funded by company			50.00%
Amounts payable partners in collaboration agreements		€ 800
Share of operating expenses and cost of production to joint partner payable period		15 years
Antibodies collaboration agreement | Infraserv GmbH & Co. Höchst KG
Provisions and other non-current liabilities [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit			10.00%
Percentage of cumulative development costs reimbursed			50.00%